BNY Mellon US Mid Cap Core Equity ETF
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.8%
Communication Services — 2.7%
AST SpaceMobile, Inc. (a),(b)	27,775	1,476,797
EchoStar Corp., Cl. A (a),(b)	21,662	705,965
Frontier Communications Parent, Inc. (a)	38,643	1,419,744
GCI Liberty, Inc., Cl. A (a)	418	13,811
GCI Liberty, Inc., Cl. C (a)	3,817	126,915
Liberty Broadband Corp., Cl. A (a)	2,070	126,539
Liberty Broadband Corp., Cl. C (a)	19,097	1,171,028
Match Group, Inc.	35,492	1,216,311
News Corp., Cl. A	63,763	1,869,531
News Corp., Cl. B	14,943	499,395
Paramount Global, Cl. B	92,070	1,157,320
Roku, Inc. (a)	21,190	1,995,250
Sirius XM Holdings, Inc.	29,719	627,665
The Interpublic Group of Companies, Inc.	57,076	1,404,070
The New York Times Company, Cl. A	25,250	1,310,222
		15,120,563
Consumer Discretionary — 14.3%
ADT, Inc.	75,174	627,703
Amer Sports, Inc. (a)	15,868	595,685
Aramark	39,233	1,669,756
Autoliv, Inc.	11,430	1,275,017
AutoNation, Inc. (a)	4,335	835,094
Bath & Body Works, Inc.	30,333	878,444
Birkenstock Holding PLC (a)	5,142	257,563
BorgWarner, Inc.	33,276	1,224,557
Bright Horizons Family Solutions, Inc. (a)	9,460	1,069,926
Brinker International, Inc. (a)	6,988	1,101,309
Burlington Stores, Inc. (a)	10,273	2,804,118
Caesars Entertainment, Inc. (a)	30,431	811,899
CarMax, Inc. (a)	23,743	1,344,091
Cava Group, Inc. (a)	15,213	1,338,896
Chewy, Inc., Cl. A (a)	31,953	1,172,675
Choice Hotels International, Inc.	4,838	617,861
Churchill Downs, Inc.	10,465	1,120,174
Crocs, Inc. (a)	9,549	952,322
Dick’s Sporting Goods, Inc.	9,013	1,906,340
Dillard’s, Inc., Cl. A (b)	1,392	649,967
Domino’s Pizza, Inc.	5,660	2,621,769
Duolingo, Inc. (a)	6,337	2,196,087
Dutch Bros, Inc., Cl. A (a)	18,716	1,109,297
Floor & Decor Holdings, Inc., Cl. A (a)	16,259	1,246,090
GameStop Corp., Cl. A (a),(b)	68,021	1,527,071
Gentex Corp.	33,613	888,055
H&R Block, Inc.	20,495	1,113,698
Hasbro, Inc.	21,476	1,614,136
Hyatt Hotels Corp., Cl. A	7,098	1,000,605
Levi Strauss & Co., Cl. A	18,743	369,050
Life Time Group Holdings, Inc. (a)	13,145	377,524

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Consumer Discretionary — 14.3% (continued)
Light & Wonder, Inc. (a)	11,293	1,087,742
Lithia Motors, Inc.	4,291	1,235,808
LKQ Corp.	37,867	1,115,940
Lucid Group, Inc. (a),(b)	167,644	412,404
Mattel, Inc. (a)	53,723	913,828
MGM Resorts International (a)	36,080	1,315,116
Mobileye Global, Inc., Cl. A (a)	17,988	256,149
Mohawk Industries, Inc. (a)	8,810	1,008,833
Murphy USA, Inc.	2,750	996,820
Norwegian Cruise Line Holdings Ltd. (a)	67,221	1,718,169
Ollie’s Bargain Outlet Holdings, Inc. (a)	9,903	1,353,047
Penske Automotive Group, Inc.	3,148	527,007
Planet Fitness, Inc., Cl. A (a)	13,919	1,519,816
Pool Corp.	5,815	1,791,834
Ralph Lauren Corp.	6,090	1,819,388
Rivian Automotive, Inc., Cl. A (a),(b)	128,337	1,651,697
Service Corp. International	21,864	1,668,442
SharkNinja, Inc. (a)	7,350	853,335
Skechers USA, Inc., Cl. A (a)	21,695	1,372,209
Somnigroup International, Inc.	33,244	2,406,201
Tapestry, Inc.	33,480	3,616,844
Texas Roadhouse, Inc.	10,907	2,019,213
The Gap, Inc.	29,766	579,246
Toll Brothers, Inc.	16,626	1,967,853
TopBuild Corp. (a)	4,836	1,791,399
Vail Resorts, Inc.	5,439	817,264
VF Corp.	54,778	641,998
Wingstop, Inc.	4,592	1,732,745
Wyndham Hotels & Resorts, Inc.	13,131	1,129,266
Wynn Resorts Ltd.	14,265	1,555,313
Yum China Holdings, Inc.	59,379	2,771,812
		79,963,517
Consumer Staples — 5.3%
Albertsons Cos., Inc., Cl. A	64,991	1,249,127
BellRing Brands, Inc. (a)	19,748	1,077,846
BJ’s Wholesale Club Holdings, Inc. (a)	20,401	2,160,466
Casey’s General Stores, Inc.	5,792	3,012,593
Celsius Holdings, Inc. (a)	30,311	1,374,301
Coca-Cola Consolidated, Inc.	8,807	984,182
Ingredion, Inc.	10,680	1,404,847
Lamb Weston Holdings, Inc.	21,727	1,239,960
Maplebear, Inc. (a)	29,041	1,393,097
Molson Coors Beverage Co., Cl. B	25,306	1,232,908
Performance Food Group Co. (a)	25,732	2,583,493
Pilgrim’s Pride Corp.	5,408	256,285
Post Holdings, Inc. (a)	8,547	904,358
Primo Brands Corp.	31,509	869,964
Sprouts Farmers Market, Inc. (a)	15,371	2,329,321
The Campbell’s Company	33,460	1,068,043
The J.M. Smucker Company	17,150	1,840,881

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Consumer Staples — 5.3% (continued)
US Foods Holding Corp. (a)	34,524	2,876,885
Walgreens Boots Alliance, Inc.	119,287	1,388,501
		29,247,058
Energy — 3.2%
Antero Midstream Corp.	59,021	1,083,035
Antero Resources Corp. (a)	49,041	1,713,002
APA Corp.	52,966	1,021,714
Chord Energy Corp.	8,878	979,510
DT Midstream, Inc.	16,737	1,719,392
Hess Midstream LP, Cl. A	17,466	760,295
HF Sinclair Corp.	23,116	1,015,717
Kinetik Holdings, Inc.	4,958	215,078
Matador Resources Co.	17,675	881,629
NOV, Inc.	56,361	709,021
Ovintiv, Inc.	40,078	1,650,412
Permian Resources Corp.	97,659	1,382,852
Range Resources Corp.	40,358	1,481,946
TechnipFMC PLC	69,742	2,536,517
Viper Energy, Inc.	19,667	740,659
		17,890,779
Financials — 15.6%
Affirm Holdings, Inc. (a)	37,937	2,600,961
AGNC Investment Corp. (b),(c)	139,979	1,320,002
Ally Financial, Inc.	45,578	1,725,127
American Financial Group, Inc.	11,822	1,476,568
Annaly Capital Management, Inc. (c)	92,697	1,884,530
Assurant, Inc.	7,830	1,466,559
Axis Capital Holdings Ltd.	12,684	1,190,267
BOK Financial Corp.	4,215	427,949
CNA Financial Corp.	2,350	104,175
Comerica, Inc.	22,282	1,505,595
Commerce Bancshares, Inc.	18,696	1,144,195
Corebridge Financial, Inc.	61,482	2,186,300
Credit Acceptance Corp. (a)	1,081	529,993
Cullen/Frost Bankers, Inc.	9,786	1,246,834
East West Bancorp, Inc.	22,517	2,257,329
Equitable Holdings, Inc.	50,000	2,567,500
Evercore, Inc., Cl. A	6,013	1,810,755
Fidelity National Financial, Inc.	41,439	2,338,403
First American Financial Corp.	14,951	897,808
First Horizon Corp.	80,974	1,766,043
Franklin Resources, Inc.	52,812	1,267,488
Freedom Holding Corp/NV (a),(b)	2,413	448,372
Globe Life, Inc.	13,727	1,928,232
Hamilton Lane, Inc., Cl. A	6,909	1,052,241
Houlihan Lokey, Inc.	8,936	1,703,738
Invesco Ltd.	57,558	1,209,294
Jack Henry & Associates, Inc.	12,137	2,061,045
Jackson Financial, Inc., Cl. A	10,823	947,662
Jefferies Financial Group, Inc.	24,813	1,430,718
KeyCorp	153,499	2,750,702

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Financials — 15.6% (continued)
Kinsale Capital Group, Inc.	3,658	1,612,044
MarketAxess Holdings, Inc.	5,679	1,167,034
Morningstar, Inc.	4,309	1,191,266
Mr. Cooper Group, Inc. (a)	10,085	1,570,436
Old National Bancorp	48,148	1,016,404
Old Republic International Corp.	36,598	1,323,750
Pinnacle Financial Partners, Inc.	12,643	1,111,193
Popular, Inc.	11,385	1,304,493
Primerica, Inc.	5,061	1,344,353
Prosperity Bancshares, Inc.	15,451	1,029,346
Reinsurance Group of America, Inc.	10,781	2,074,803
RenaissanceRe Holdings Ltd.	8,062	1,965,032
RLI Corp.	12,621	832,860
SEI Investments Co.	14,766	1,301,180
Shift4 Payments, Inc., Cl. A (a),(b)	10,125	1,042,875
SoFi Technologies, Inc. (a),(b)	167,625	3,784,972
SouthState Corp.	14,965	1,409,254
Starwood Property Trust, Inc. (c)	53,813	1,047,201
StepStone Group, Inc., Cl. A	9,657	573,239
Stifel Financial Corp.	15,837	1,807,318
Synovus Financial Corp.	21,338	1,008,007
The Carlyle Group, Inc.	35,691	2,165,016
UMB Financial Corp.	11,713	1,288,313
Unum Group	25,054	1,799,128
UWM Holdings Corp.	6,962	27,987
Voya Financial, Inc.	16,060	1,124,200
Webster Financial Corp.	28,821	1,661,531
Western Alliance Bancorp	18,138	1,406,783
Wintrust Financial Corp.	9,993	1,278,904
Zions Bancorp NA	24,773	1,328,328
		86,843,635
Health Care — 9.6%
Avantor, Inc. (a)	112,037	1,505,777
Bio-Rad Laboratories, Inc., Cl. A (a)	3,178	768,917
Bio-Techne Corp.	23,969	1,311,823
Bridgebio Pharma, Inc. (a)	20,514	969,697
Bruker Corp.	16,324	627,331
Charles River Laboratories International, Inc. (a)	7,428	1,260,086
Chemed Corp.	2,495	1,028,688
Corcept Therapeutics, Inc. (a)	14,554	977,592
DaVita, Inc. (a)	6,895	967,851
Doximity, Inc., Cl. A (a)	20,272	1,190,980
Encompass Health Corp.	15,816	1,741,500
Exact Sciences Corp. (a)	28,472	1,336,760
Exelixis, Inc. (a)	39,778	1,440,759
Glaukos Corp. (a)	8,213	707,057
Globus Medical, Inc., Cl. A (a)	20,972	1,103,756
Halozyme Therapeutics, Inc. (a)	20,668	1,239,460
HealthEquity, Inc. (a)	14,147	1,372,259
Henry Schein, Inc. (a)	18,622	1,259,778
Hims & Hers Health, Inc. (a)	29,095	1,925,507

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Health Care — 9.6% (continued)
Insmed, Inc. (a)	28,057	3,009,955
Jazz Pharmaceuticals PLC (a)	9,283	1,064,110
Lantheus Holdings, Inc. (a)	10,572	752,621
Madrigal Pharmaceuticals, Inc. (a)	2,468	746,595
Masimo Corp. (a)	7,596	1,168,189
Medpace Holdings, Inc. (a)	3,548	1,515,706
Moderna, Inc. (a)	56,495	1,669,992
Neurocrine Biosciences, Inc. (a)	15,590	1,999,106
Penumbra, Inc. (a)	5,633	1,421,037
QIAGEN NV	34,990	1,726,407
Repligen Corp. (a)	8,083	946,277
Revolution Medicines, Inc. (a)	27,478	1,024,105
Roivant Sciences Ltd. (a)	63,678	723,382
Sarepta Therapeutics, Inc. (a)	13,258	217,696
Solventum Corp. (a)	22,910	1,634,858
Summit Therapeutics, Inc. (a),(b)	19,949	526,055
Teleflex, Inc.	6,699	800,531
Tempus AI, Inc. (a),(b)	16,654	942,450
Tenet Healthcare Corp. (a)	14,203	2,290,660
The Ensign Group, Inc.	8,802	1,320,300
United Therapeutics Corp. (a)	6,433	1,767,145
Universal Health Services, Inc., Cl. B	8,609	1,432,968
Viatris, Inc.	196,598	1,718,267
Waystar Holding Corp. (a)	11,449	423,384
		53,577,374
Industrials — 22.6%
A.O. Smith Corp.	17,858	1,264,168
AAON, Inc.	9,584	800,264
Acuity, Inc.	5,132	1,597,848
Advanced Drainage Systems, Inc.	11,417	1,310,101
AECOM	21,692	2,445,556
AGCO Corp.	9,443	1,113,991
Alaska Air Group, Inc. (a)	18,511	980,343
Allegion PLC	14,239	2,362,535
Allison Transmission Holdings, Inc.	13,081	1,178,206
American Airlines Group, Inc. (a)	99,895	1,147,794
API Group Corp. (a)	49,232	1,775,798
Applied Industrial Technologies, Inc.	6,320	1,715,880
BWX Technologies, Inc.	14,493	2,201,922
C.H. Robinson Worldwide, Inc.	18,164	2,094,672
CACI International, Inc., Cl. A (a)	3,681	1,695,358
Casella Waste Systems, Inc., Cl. A (a)	10,365	1,126,986
Chart Industries, Inc. (a)	6,919	1,375,705
Clean Harbors, Inc. (a)	8,462	1,995,424
CNH Industrial NV	144,718	1,875,545
Comfort Systems USA, Inc.	5,626	3,956,766
Core & Main, Inc., Cl. A (a)	16,775	1,067,561
Crane Co.	7,911	1,548,736
Curtiss-Wright Corp.	5,954	2,918,770
Dayforce, Inc. (a)	25,857	1,491,173
Donaldson Co., Inc.	20,341	1,463,942

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Industrials — 22.6% (continued)
Esab Corp.	9,427	1,264,821
ExlService Holdings, Inc. (a)	23,763	1,032,027
Flowserve Corp.	19,881	1,114,131
Fluor Corp. (a)	27,114	1,539,262
Fortune Brands Innovations, Inc.	18,275	996,719
FTAI Aviation Ltd.	15,969	2,197,494
FTI Consulting, Inc. (a)	5,237	871,175
Generac Holdings, Inc. (a)	9,999	1,946,705
Genpact Ltd.	26,769	1,179,174
Graco, Inc.	27,282	2,291,142
Huntington Ingalls Industries, Inc.	6,398	1,784,146
ITT, Inc.	13,303	2,260,978
Joby Aviation, Inc. (a),(b)	75,401	1,256,181
KBR, Inc.	22,479	1,050,668
Kirby Corp. (a)	9,878	941,472
Knight-Swift Transportation Holdings, Inc.	24,036	1,021,530
Landstar System, Inc.	5,156	687,656
Leonardo DRS, Inc.	8,332	346,611
Lincoln Electric Holdings, Inc.	9,030	2,198,805
Loar Holdings, Inc. (a)	3,301	243,977
Masco Corp.	32,629	2,223,014
MasTec, Inc. (a)	10,229	1,935,429
MSA Safety, Inc.	6,214	1,105,284
Mueller Industries, Inc.	17,747	1,515,061
Nordson Corp.	9,028	1,933,888
nVent Electric PLC	26,957	2,113,968
Oshkosh Corp.	10,805	1,367,157
Owens Corning	14,278	1,990,782
Parsons Corp. (a)	6,652	493,578
Paycom Software, Inc.	8,537	1,976,657
Paylocity Holding Corp. (a)	6,845	1,265,504
Pentair PLC	26,901	2,749,282
RBC Bearings, Inc. (a)	5,117	1,982,019
Regal Rexnord Corp.	10,979	1,678,470
Robert Half, Inc.	14,762	544,865
Rocket Lab Corp. (a)	66,328	3,045,782
Ryder System, Inc.	6,901	1,226,377
Saia, Inc. (a)	4,045	1,222,561
Simpson Manufacturing Co., Inc.	7,236	1,298,355
SiteOne Landscape Supply, Inc. (a)	6,895	950,338
Snap-on, Inc.	8,075	2,593,609
SPX Technologies, Inc. (a)	7,530	1,373,397
Standardaero, Inc. (a)	20,368	581,506
Stanley Black & Decker, Inc.	25,802	1,745,505
Symbotic, Inc. (a),(b)	7,952	429,010
Tetra Tech, Inc.	41,148	1,511,778
Textron, Inc.	29,630	2,304,325
The Middleby Corp. (a)	8,345	1,211,694
The Toro Company	15,171	1,126,447
Trex Co., Inc. (a)	16,132	1,036,320
UFP Industries, Inc.	8,876	869,848

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Industrials — 22.6% (continued)
U-Haul Holding Co. (a)	2,205	127,581
U-Haul Holding Co.	17,673	918,996
UL Solutions, Inc., Cl. A	9,062	662,613
Watts Water Technologies, Inc., Cl. A	4,125	1,082,070
WESCO International, Inc.	7,567	1,566,066
WillScot Holdings Corp.	26,570	779,830
Woodward, Inc.	9,543	2,453,314
XPO, Inc. (a)	18,303	2,201,668
		125,923,666
Information Technology — 12.4%
Appfolio, Inc., Cl. A (a)	3,798	1,015,509
Arrow Electronics, Inc. (a)	8,653	1,003,748
Astera Labs, Inc. (a)	20,829	2,847,949
Aurora Innovation, Inc. (a)	161,517	938,414
CCC Intelligent Solutions Holdings, Inc. (a)	80,423	777,690
Ciena Corp. (a)	21,826	2,026,326
Clearwater Analytics Holdings, Inc., Cl. A (a)	36,612	741,759
Coherent Corp. (a)	21,246	2,286,070
Commvault Systems, Inc. (a)	7,100	1,348,645
Confluent, Inc., Cl. A (a)	40,364	715,452
Credo Technology Group Holding Ltd. (a)	22,452	2,504,521
DocuSign, Inc. (a)	31,340	2,370,558
Dolby Laboratories, Inc., Cl. A	9,685	729,668
Dropbox, Inc., Cl. A (a)	38,617	1,049,224
Dynatrace, Inc. (a)	46,340	2,437,947
Elastic NV (a)	13,160	1,101,492
Enphase Energy, Inc. (a)	21,547	697,261
EPAM Systems, Inc. (a)	8,543	1,347,316
F5, Inc. (a)	9,198	2,882,837
Fabrinet (a)	5,939	1,922,632
Flex Ltd. (a)	60,752	3,029,702
Gen Digital, Inc.	88,592	2,612,578
Gitlab, Inc., Cl. A (a)	20,315	890,000
Globant SA (a)	6,360	535,894
Guidewire Software, Inc. (a)	12,548	2,838,609
Informatica, Inc., Cl. A (a)	17,589	434,448
Klaviyo, Inc., Cl. A (a)	12,872	400,319
Kyndryl Holdings, Inc. (a)	36,552	1,380,569
Lattice Semiconductor Corp. (a)	20,679	1,030,435
MACOM Technology Solutions Holdings, Inc. (a)	9,968	1,367,011
Manhattan Associates, Inc. (a)	9,444	2,074,469
MKS, Inc.	10,875	1,035,082
Nutanix, Inc., Cl. A (a)	40,624	3,053,706
Onto Innovation, Inc. (a)	7,281	689,875
Pegasystems, Inc.	12,530	735,636
Procore Technologies, Inc. (a)	14,857	1,064,207
Qorvo, Inc. (a)	14,220	1,188,792
Rubrik, Inc., Cl. A (a)	13,873	1,317,241
SailPoint, Inc. (a)	13,906	310,660
SentinelOne, Inc., Cl. A (a)	45,910	841,989
ServiceTitan, Inc., Cl. A (a)	6,946	810,668

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Information Technology — 12.4% (continued)
Skyworks Solutions, Inc.	25,222	1,728,716
SPS Commerce, Inc. (a)	5,669	617,156
TD Synnex Corp.	12,181	1,758,815
Twilio, Inc., Cl. A (a)	23,562	3,039,498
UiPath, Inc., Cl. A (a)	64,688	760,084
Unity Software, Inc. (a)	47,177	1,573,825
Universal Display Corp.	7,585	1,095,274
Vertex, Inc., Cl. A (a)	8,922	295,943
		69,256,219
Materials — 3.9%
Albemarle Corp. (b)	20,120	1,365,142
Alcoa Corp.	39,228	1,175,663
AptarGroup, Inc.	10,098	1,586,800
ATI, Inc. (a)	22,717	1,747,846
Axalta Coating Systems Ltd. (a)	33,144	938,638
Carpenter Technology Corp.	7,806	1,946,738
Celanese Corp.	17,430	910,369
Crown Holdings, Inc.	18,900	1,877,904
Eagle Materials, Inc.	5,684	1,274,865
Eastman Chemical Co.	17,674	1,283,309
Graphic Packaging Holding Co.	45,258	1,011,969
Louisiana-Pacific Corp.	9,481	857,177
Royal Gold, Inc.	10,610	1,606,566
RPM International, Inc.	21,160	2,484,396
The Mosaic Company	49,713	1,790,165
		21,857,547
Real Estate — 7.8%
Agree Realty Corp. (c)	16,640	1,193,088
American Homes 4 Rent, Cl. A (c)	53,158	1,844,051
Americold Realty Trust, Inc. (c)	42,307	680,297
Brixmor Property Group, Inc. (c)	50,899	1,329,991
BXP, Inc. (c)	24,605	1,609,905
Camden Property Trust (c)	17,321	1,891,453
CubeSmart (c)	38,157	1,484,689
EastGroup Properties, Inc. (c)	8,147	1,329,916
Equity LifeStyle Properties, Inc. (c)	28,390	1,701,129
Essential Properties Realty Trust, Inc. (c)	32,754	998,669
Federal Realty Investment Trust (c)	11,886	1,095,414
First Industrial Realty Trust, Inc. (c)	20,387	993,255
Gaming and Leisure Properties, Inc. (c)	40,987	1,868,187
Healthcare Realty Trust, Inc. (c)	59,499	913,905
Host Hotels & Resorts, Inc. (c)	116,539	1,831,993
Jones Lang LaSalle, Inc. (a)	7,296	1,972,547
Kimco Realty Corp. (c)	110,668	2,349,482
Lamar Advertising Co., Cl. A (c)	14,423	1,763,212
Lineage, Inc. (c)	10,091	435,427
NNN REIT, Inc. (c)	31,267	1,290,076
Omega Healthcare Investors, Inc. (c)	43,531	1,693,356
Regency Centers Corp. (c)	26,773	1,911,592
Rexford Industrial Realty, Inc. (c)	34,952	1,276,797
Ryman Hospitality Properties, Inc. (c)	8,869	843,087

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Real Estate — 7.8% (continued)
STAG Industrial, Inc. (c)	31,413	1,078,408
UDR, Inc. (c)	51,322	2,016,441
Vornado Realty Trust (c)	26,433	1,015,556
WP Carey, Inc. (c)	35,653	2,287,496
Zillow Group, Inc., Cl. A (a)	8,638	662,966
Zillow Group, Inc., Cl. C (a)	26,718	2,125,417
		43,487,802
Utilities — 2.4%
Brookfield Renewable Corp.	24,724	905,640
Essential Utilities, Inc.	43,123	1,586,927
IDACORP, Inc.	8,124	1,018,181
National Fuel Gas Co.	14,016	1,216,449
OGE Energy Corp.	33,334	1,514,030
Pinnacle West Capital Corp.	18,442	1,671,214
Talen Energy Corp. (a)	7,244	2,735,117
The AES Corp.	108,616	1,428,300
UGI Corp.	33,450	1,210,221
		13,286,079
Total Common Stocks (cost $500,848,684)		556,454,239

	1-Day Yield (%)
Investment Companies — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $1,092,490)	4.29	1,092,490	1,092,490
Investment of Cash Collateral for Securities Loaned — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $5,265,036)	4.29	5,265,036	5,265,036
Total Investments (cost $507,206,210)		100.9%	562,811,765
Liabilities, Less Cash and Receivables		(.9%)	(4,990,647)
Net Assets		100.0%	557,821,118

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2025, the value of the fund’s securities on loan was $12,274,201 and the value of the collateral was
$12,653,648, consisting of cash collateral of $5,265,036 and U.S. Government & Agency securities valued at $7,388,612.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Micro E-mini S&P MidCap 400	4	9/19/2025	1,257,755	1,266,040	8,285
Gross Unrealized Appreciation					8,285
See notes to statement of investments.

Statement of Investments
BNY Mellon US Mid Cap Core Equity ETF
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	556,454,239	—	—	556,454,239
Investment Companies	6,357,526	—	—	6,357,526
	562,811,765	—	—	562,811,765
Liabilities ($)
Other Financial Instruments:
Futures††	8,285	—	—	8,285
	8,285	—	—	8,285

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) for which market quotations are available are valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2025 are set forth in the Statement of Investments.
At July 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $55,613,840, consisting of $77,984,780 gross unrealized appreciation and $22,370,940 gross unrealized depreciation.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.